Convertible Notes Payable, Net (Details) $ / shares in Units, $ in Thousands									1 Months Ended			3 Months Ended					6 Months Ended		12 Months Ended
	Feb. 17, 2026 shares	Jan. 02, 2026 shares	Aug. 11, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	May 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 03, 2024 USD ($)	Aug. 31, 2024 USD ($) $ / shares shares	Feb. 28, 2026 shares	Feb. 04, 2026 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 shares	[1]	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Oct. 31, 2025 shares	Aug. 28, 2025 $ / shares shares	Nov. 08, 2024 $ / shares shares
Convertible Notes Payable, Net [Line Items]
Common stock, share issued | shares												758,660					758,660		152,206
Warrants exercise per share | $ / shares																						$ 4.4	$ 2
Fair value of warrant												$ 81,006			$ (5,128)	$ 140,585	$ 107,641	$ (109,406)	$ (131,766)
Debt discount																			$ 150,000
Warrant to purchase shares (in Shares) | shares																						250,000
Warrants (in Shares) | shares																							351,424
Issuance of common stock (in Shares) | shares									5,512								14,800
Conversion price (in Dollars per share) | $ / shares																			$ 2
Volume weighted average price percentage																			90.00%
Percentage of beneficial ownership limitation.																			4.99%
Premium accrued interest percentage																			10.00%
Derivative fair value						$ 848										$ 848			$ 223
Shares issued upon conversion (in Shares) | shares				260,300
August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Fair value of warrant								$ 447
Debt discount								342,314
Warrants				$ 7,080				239			$ 7,080				$ 7,080			$ 7,080
Exchange Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Issuance of common stock (in Shares) | shares			123,860
Pre-Funded Warrants [Member]
Convertible Notes Payable, Net [Line Items]
Warrant to purchase shares (in Shares) | shares				1,702,088							1,702,088				1,702,088			1,702,088
August 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Debt principal amount								515
Cash proceeds from principal amount								$ 412
Interest rate								12.00%
Warrants								$ 276
Conversion price per share | $ / shares				$ 2.5							$ 2.5				$ 2.5			$ 2.5
Senior Unsecured Promissory Note [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Common stock, share issued | shares								175,000
Warrants exercise per share | $ / shares								$ 2
Warrant term								5 years
December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net [Line Items]
Debt principal amount							$ 500
Cash proceeds from principal amount							450
Fair value of warrant																			$ 260
Debt discount							25
Issuance cost							$ 25
Consecutive trailing days																			10 days
Floor price (in Dollars per share) | $ / shares																			$ 0.33
Shares issued upon conversion (in Shares) | shares					260,300
Change in fair value																			$ 588
Expected volatility [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant and rights outstanding, measurement input								183.31
Risk-Free Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant and rights outstanding, measurement input								3.84
Dividend Yield [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant and rights outstanding, measurement input								0
Expected Life [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant term								5 years
Common Stock [Member]
Convertible Notes Payable, Net [Line Items]
Issuance of common stock (in Shares) | shares						200,000			24,800	6,945			2,439
Common Stock [Member] | August 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Converted shares | shares											243,155
Minimum [Member] | December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net [Line Items]
Additional loans payable percentage							10.00%
Maximum [Member] | December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net [Line Items]
Additional loans payable percentage							18.00%
Common Stock [Member]
Convertible Notes Payable, Net [Line Items]
Converted shares | shares	13,000
Conversion price per share | $ / shares																			$ 2
Warrants (in Shares) | shares																					1,702,088
Issuance of common stock (in Shares) | shares		585

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).